                          PREMIER ADVISERS II ANNUITY
                                   ISSUED BY

                         METLIFE INSURANCE COMPANY USA
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2015
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 for Premier Advisers II Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II
     Invesco V.I. Government Securities Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Variable Global High Yield Bond Portfolio
MET INVESTORS SERIES TRUST
     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class E
     Invesco Comstock Portfolio -- Class B
     Invesco Mid Cap Value Portfolio -- Class A
     Invesco Small Cap Growth Portfolio -- Class B

     MFS(R) Emerging Markets Equity Portfolio -- Class A
     Morgan Stanley Mid Cap Growth Portfolio -- Class A
     Oppenheimer Global Equity Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class E
METROPOLITAN SERIES FUND
     BlackRock Bond Income Portfolio -- Class B
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Money Market Portfolio -- Class A
     Met/Artisan Mid Cap Value Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class D
     T. Rowe Price Large Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class B THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I

     Growth Portfolio

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................   6%(1)
(as a percentage of the Purchase Payments withdrawn)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................   6%(2)
(as a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $ 30(3)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for over seven years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7 + years                                     0%

(2) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7 + years                                     0%

(3) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.35% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.40% charge for GMWB I, a 0.50% charge for GMWB II, and a 0.25% charge for GMWB III. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


Mortality and Expense Risk Charge*.............................................   1.35%
Administrative Expense Charge..................................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.......   1.50%
Optional E.S.P. Charge.........................................................   0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED................   1.70%
Optional GMWB I Charge.........................................................   0.40%(5)
Optional GMWB II Charge........................................................   0.50%(5)
Optional GMWB III Charge.......................................................   0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED................   1.90%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...............   2.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..............   1.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..........   2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.........   2.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED........   1.95%

------------
* We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.62% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class A; 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; 0.84% for the Subaccount investing in the Invesco Comstock Portfolio -- Class B; 1.21% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio - Class B; and 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio - Class E.
(5)   The maximum charge for GMWB I and GMWB II is 1.00%.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2014 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-599-9460.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.37%       1.12%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series I++........    0.56%       --             0.27%
 Invesco V.I. Government Securities Fund --
  Series II......................................    0.47%     0.25%            0.31%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------- -------------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series I++........      --          0.83%     0.05%           0.78%
 Invesco V.I. Government Securities Fund --
  Series II......................................      --          1.03%     --              1.03%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................    0.55%     0.25%            0.08%
 Mid Cap Portfolio...............................    0.55%     0.25%            0.08%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Large Cap Value
  Portfolio......................................    0.65%       --             0.07%
 ClearBridge Variable Small Cap Growth
  Portfolio......................................    0.75%       --             0.07%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio.................................    0.70%       --             0.11%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A........................................    0.59%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class E........................................    0.55%     0.15%            0.02%
 Invesco Comstock Portfolio -- Class B...........    0.56%     0.25%            0.02%
 Invesco Mid Cap Value Portfolio --
  Class A........................................    0.64%       --             0.05%
 Invesco Small Cap Growth Portfolio --
  Class B........................................    0.84%     0.25%            0.03%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A........................................    0.86%       --             0.15%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................    0.64%       --             0.05%
 Oppenheimer Global Equity Portfolio --
  Class A++......................................    0.66%       --             0.08%
 Oppenheimer Global Equity Portfolio --
  Class B........................................    0.66%     0.25%            0.08%
 T. Rowe Price Large Cap Value Portfolio --
  Class E........................................    0.57%     0.15%            0.02%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class B........................................    0.32%     0.25%            0.03%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --             0.02%
 BlackRock Money Market Portfolio --
  Class A........................................    0.34%       --             0.03%
 Met/Artisan Mid Cap Value Portfolio --
  Class B........................................    0.81%     0.25%            0.03%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%            0.05%
 MFS(R) Value Portfolio -- Class D...............    0.70%     0.10%            0.02%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%            0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B.............    0.59%     0.25%            0.06%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. --
 CLASS I
 Growth Portfolio................................    0.50%       --           0.35%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................   --             0.88%       --              0.88%
 Mid Cap Portfolio...............................   --             0.88%       --              0.88%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Large Cap Value
  Portfolio......................................   --             0.72%     0.00%             0.72%
 ClearBridge Variable Small Cap Growth
  Portfolio......................................   --             0.82%     0.00%             0.82%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio.................................   --             0.81%     0.00%             0.81%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A........................................   --             0.64%       --              0.64%
 ClearBridge Aggressive Growth Portfolio --
  Class E........................................   --             0.72%     0.01%             0.71%
 Invesco Comstock Portfolio -- Class B...........   --             0.83%     0.02%             0.81%
 Invesco Mid Cap Value Portfolio --
  Class A........................................ 0.04%            0.73%     0.02%             0.71%
 Invesco Small Cap Growth Portfolio --
  Class B........................................   --             1.12%     0.01%             1.11%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A........................................   --             1.01%     0.02%             0.99%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................   --             0.69%     0.01%             0.68%
 Oppenheimer Global Equity Portfolio --
  Class A++......................................   --             0.74%     0.06%             0.68%
 Oppenheimer Global Equity Portfolio --
  Class B........................................   --             0.99%     0.06%             0.93%
 T. Rowe Price Large Cap Value Portfolio --
  Class E........................................   --             0.74%       --              0.74%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class B........................................   --             0.60%     0.00%             0.60%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.71%     0.06%             0.65%
 BlackRock Money Market Portfolio --
  Class A........................................   --             0.37%     0.02%             0.35%
 Met/Artisan Mid Cap Value Portfolio --
  Class B........................................   --             1.09%       --              1.09%
 MFS(R) Total Return Portfolio -- Class F........   --             0.80%       --              0.80%
 MFS(R) Value Portfolio -- Class D...............   --             0.82%     0.14%             0.68%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................   --             0.88%     0.02%             0.86%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B.............   --             0.90%     0.04%             0.86%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. --
 CLASS I
 Growth Portfolio................................   --             0.85%     0.05%             0.80%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-599-9460 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- -------------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Comstock Fund --          Seeks capital growth and income         Invesco Advisers, Inc.
 Series I++                            through investments in equity
                                       securities, including common stocks,
                                       preferred stocks and securities
                                       convertible into common and
                                       preferred stocks.
Invesco V.I. Government Securities     Seeks total return, comprised of        Invesco Advisers, Inc.
 Fund -- Series II                     current income and capital
                                       appreciation.
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
Mid Cap Portfolio                      Seeks long-term growth of capital.      Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary           LLC
                                       objective.                              Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC

           UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------- ----------------------------------------- --------------------------------------
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Variable Global High    Seeks to maximize total return.           Legg Mason Partners Fund Advisor,
 Yield Bond Portfolio                                                           LLC
                                                                                Subadvisers: Western Asset
                                                                                Management Company; Western
                                                                                Asset Management Company
                                                                                Limited; Western Asset Management
                                                                                Company Pte. Ltd.
MET INVESTORS SERIES TRUST
Clarion Global Real Estate            Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                 in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                      both capital appreciation and current     LLC
                                      income.
ClearBridge Aggressive Growth         Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class E                                                           Subadviser: ClearBridge Investments,
                                                                                LLC
Invesco Comstock Portfolio --         Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                        Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --    Seeks high total return by investing in   MetLife Advisers, LLC
 Class A                              equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                      companies.
Invesco Small Cap Growth              Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Invesco Advisers, Inc.
MFS(R) Emerging Markets Equity        Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: Massachusetts Financial
                                                                                Services Company
Morgan Stanley Mid Cap Growth         Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: Morgan Stanley
                                                                                Investment Management Inc.
Oppenheimer Global Equity             Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A++                                                         Subadviser: OppenheimerFunds, Inc.
Oppenheimer Global Equity             Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: OppenheimerFunds, Inc.
T. Rowe Price Large Cap Value         Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E                 by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                      believed to be undervalued. Income        Inc.
                                      is a secondary objective.
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --    Seeks a competitive total return          MetLife Advisers, LLC
 Class B                              primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                      fixed-income securities.
BlackRock Capital Appreciation        Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --   Seeks a high level of current income      MetLife Advisers, LLC
 Class A                              consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                      capital.
Met/Artisan Mid Cap Value             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Artisan Partners Limited
                                                                                Partnership

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   MetLife Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class D          Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           MetLife Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B                                   capital.                                 Management Company
THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC. -- CLASS I
Growth Portfolio                           Seeks long-term capital appreciation     Morgan Stanley Investment
                                           by investing primarily in                Management Inc.
                                           growth-oriented equity securities of
                                           large-capitalization companies.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


GOOD ORDER


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Underlying Funds affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.

CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife USA and the Separate Account, as well as individual Contract Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                          PREMIER ADVISERS III ANNUITY
                                   ISSUED BY

                         METLIFE INSURANCE COMPANY USA
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2015
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 for Premier Advisers III Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II
     Invesco V.I. Diversified Dividend Fund
     Invesco V.I. Government Securities Fund
     Invesco V.I. S&P 500 Index Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Variable Global High Yield Bond Portfolio
MET INVESTORS SERIES TRUST
     Clarion Global Real Estate Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Mid Cap Value Portfolio -- Class A
     Invesco Small Cap Growth Portfolio -- Class B

     JPMorgan Small Cap Value Portfolio -- Class A
     MFS(R) Emerging Markets Equity Portfolio -- Class A
     MFS(R) Research International Portfolio -- Class B
     Morgan Stanley Mid Cap Growth Portfolio -- Class A
     Oppenheimer Global Equity Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
METROPOLITAN SERIES FUND
     BlackRock Bond Income Portfolio -- Class B
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Money Market Portfolio -- Class A
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class D
     T. Rowe Price Large Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class B MORGAN STANLEY VARIABLE INVESTMENT SERIES -- CLASS Y
     The Multi Cap Growth Portfolio
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I

     Growth Portfolio

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate The Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:



     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7 years+                                      0%

(4) We do not assess this charge if the Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.45% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB

Rider is 0.75%. Below is a summary of the charges that may apply, depending on the death benefit and optional features you select:


Mortality and Expense Risk Charge*.............................................   1.45%
Administrative Expense Charge..................................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.......   1.60%
Optional E.S.P. Charge.........................................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED................   1.75%
Optional GMAB Charge...........................................................   0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED..................   2.10%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED(5).........   2.25%
Optional GMWB I Charge.........................................................   1.00%(6)
Optional GMWB II Charge........................................................   1.00%(6)
Optional GMWB III Charge.......................................................   0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED................   2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...............   2.60%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..............   1.85%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..........   2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.........   2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED........   2.00%

------------
* We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio - Class B; 1.13% for the Subaccount investing in the MFS(R) Research International Portfolio - Class B; 0.62% for the Subaccount investing in the Oppenheimer Global Equity Portfolio - Class A; 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio - Class B; 0.84% for the Subaccount investing in the Invesco Comstock Portfolio - Class B; and 1.21% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio - Class B.

(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with a reset feature (See "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2014 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-599-9460.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.37%       1.12%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series I++........    0.56%          --          0.27%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------- -------------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series I++........      --          0.83%         0.05%         0.78%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Invesco V.I. Diversified Dividend Fund --
  Series II......................................    0.49%     0.25%            0.24%
 Invesco V.I. Government Securities Fund --
  Series II......................................    0.47%     0.25%            0.31%
 Invesco V.I. S&P 500 Index Fund --
  Series II......................................    0.12%     0.25%            0.29%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................    0.55%     0.25%            0.08%
 Mid Cap Portfolio...............................    0.55%     0.25%            0.08%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio......................................    0.75%       --             0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio......................................    0.75%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio......................................    0.65%       --             0.07%
 ClearBridge Variable Small Cap Growth
  Portfolio......................................    0.75%       --             0.07%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio.................................    0.70%       --             0.11%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A........................................    0.59%       --             0.05%
 Invesco Comstock Portfolio -- Class B...........    0.56%     0.25%            0.02%
 Invesco Mid Cap Value Portfolio --
  Class A........................................    0.64%       --             0.05%
 Invesco Small Cap Growth Portfolio --
  Class B........................................    0.84%     0.25%            0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A........................................    0.77%       --             0.05%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A........................................    0.86%       --             0.15%
 MFS(R) Research International Portfolio --
  Class B........................................    0.69%     0.25%            0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................    0.64%       --             0.05%
 Oppenheimer Global Equity Portfolio --
  Class A++......................................    0.66%       --             0.08%
 Oppenheimer Global Equity Portfolio --
  Class B........................................    0.66%     0.25%            0.08%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%            0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%            0.02%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class B........................................    0.32%     0.25%            0.03%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --             0.02%
 BlackRock Money Market Portfolio --
  Class A........................................    0.34%       --             0.03%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%            0.05%
 MFS(R) Value Portfolio -- Class D...............    0.70%     0.10%            0.02%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%            0.03%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Invesco V.I. Diversified Dividend Fund --
  Series II...................................... 0.01%            0.99%     0.01%             0.98%
 Invesco V.I. Government Securities Fund --
  Series II......................................   --             1.03%       --              1.03%
 Invesco V.I. S&P 500 Index Fund --
  Series II......................................   --             0.66%       --              0.66%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................   --             0.88%       --              0.88%
 Mid Cap Portfolio...............................   --             0.88%       --              0.88%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio......................................   --             0.80%     0.00%             0.80%
 ClearBridge Variable Large Cap Growth
  Portfolio......................................   --             0.85%     0.00%             0.85%
 ClearBridge Variable Large Cap Value
  Portfolio......................................   --             0.72%     0.00%             0.72%
 ClearBridge Variable Small Cap Growth
  Portfolio......................................   --             0.82%     0.00%             0.82%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio.................................   --             0.81%     0.00%             0.81%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A........................................   --             0.64%       --              0.64%
 Invesco Comstock Portfolio -- Class B...........   --             0.83%     0.02%             0.81%
 Invesco Mid Cap Value Portfolio --
  Class A........................................ 0.04%            0.73%     0.02%             0.71%
 Invesco Small Cap Growth Portfolio --
  Class B........................................   --             1.12%     0.01%             1.11%
 JPMorgan Small Cap Value Portfolio --
  Class A........................................ 0.02%            0.84%     0.09%             0.75%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A........................................   --             1.01%     0.02%             0.99%
 MFS(R) Research International Portfolio --
  Class B........................................   --             1.01%     0.06%             0.95%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................   --             0.69%     0.01%             0.68%
 Oppenheimer Global Equity Portfolio --
  Class A++......................................   --             0.74%     0.06%             0.68%
 Oppenheimer Global Equity Portfolio --
  Class B........................................   --             0.99%     0.06%             0.93%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --             0.84%       --              0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................   --             0.74%       --              0.74%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class B........................................   --             0.60%     0.00%             0.60%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.71%     0.06%             0.65%
 BlackRock Money Market Portfolio --
  Class A........................................   --             0.37%     0.02%             0.35%
 MFS(R) Total Return Portfolio -- Class F........   --             0.80%       --              0.80%
 MFS(R) Value Portfolio -- Class D...............   --             0.82%     0.14%             0.68%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................   --             0.88%     0.02%             0.86%

                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                   FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B........    0.59%     0.25%            0.06%
MORGAN STANLEY VARIABLE INVESTMENT
 SERIES -- CLASS Y
 The Multi Cap Growth Portfolio.............    0.42%     0.25%            0.15%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. --
 CLASS I
 Growth Portfolio...........................    0.50%     --             0.35%



                                                               TOTAL       FEE WAIVER    NET TOTAL
                                                ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                               AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- -------------- ----------- --------------- -----------
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B........      --          0.90%     0.04%             0.86%
MORGAN STANLEY VARIABLE INVESTMENT
 SERIES -- CLASS Y
 The Multi Cap Growth Portfolio.............      --          0.82%       --              0.82%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. --
 CLASS I
 Growth Portfolio...........................      --          0.85%     0.05%             0.80%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-599-9460 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


           UNDERLYING FUND                    INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
------------------------------------ ------------------------------------- ------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Comstock Fund --        Seeks capital growth and income       Invesco Advisers, Inc.
 Series I++                          through investments in equity
                                     securities, including common stocks,
                                     preferred stocks and securities
                                     convertible into common and
                                     preferred stocks.
Invesco V.I. Diversified Dividend    Seeks to provide reasonable current   Invesco Advisers, Inc.
 Fund -- Series II                   income and long-term growth of
                                     income and capital.
Invesco V.I. Government Securities   Seeks total return, comprised of      Invesco Advisers, Inc.
 Fund -- Series II                   current income and capital
                                     appreciation.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
Invesco V.I. S&P 500 Index Fund --     Seeks to provide investment results       Invesco Advisers, Inc.
 Series II                             that, before expenses, correspond to
                                       the total return (i.e., the combination
                                       of capital changes and income) of the
                                       Standard & Poor's(R) 500 Composite
                                       Stock Price Index.
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                Seeks long-term capital appreciation.     Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.
Mid Cap Portfolio                      Seeks long-term growth of capital.        Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary             LLC
                                       objective.                                Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Variable Global High     Seeks to maximize total return.           Legg Mason Partners Fund Advisor,
 Yield Bond Portfolio                                                            LLC
                                                                                 Subadvisers: Western Asset
                                                                                 Management Company; Western
                                                                                 Asset Management Company
                                                                                 Limited; Western Asset Management
                                                                                 Company Pte. Ltd.
MET INVESTORS SERIES TRUST
Clarion Global Real Estate             Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
Invesco Comstock Portfolio --          Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   MetLife Advisers, LLC
 Class A                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
Invesco Small Cap Growth                   Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value                   Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: J.P. Morgan Investment
                                                                                    Management Inc.
MFS(R) Emerging Markets Equity             Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Research International              Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: Massachusetts Financial
                                                                                    Services Company
Morgan Stanley Mid Cap Growth              Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: Morgan Stanley
                                                                                    Investment Management Inc.
Oppenheimer Global Equity                  Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class A++                                                             Subadviser: OppenheimerFunds, Inc.
Oppenheimer Global Equity                  Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: OppenheimerFunds, Inc.
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class B                      by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income       Inc.
                                           is a secondary objective.
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class E++                    by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income       Inc.
                                           is a secondary objective.
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --         Seeks a competitive total return         MetLife Advisers, LLC
 Class B                                   primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --        Seeks a high level of current income     MetLife Advisers, LLC
 Class A                                   consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   MetLife Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class D          Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           MetLife Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B                                   capital.                                 Management Company

           UNDERLYING FUND                     INVESTMENT OBJECTIVE           INVESTMENT ADVISER/SUBADVISER
------------------------------------ --------------------------------------- ------------------------------
MORGAN STANLEY VARIABLE INVESTMENT
 SERIES -- CLASS Y
The Multi Cap Growth Portfolio       Seeks, as a primary objective, growth   Morgan Stanley Investment
                                     of capital through investments in       Management Inc.
                                     common stocks of companies
                                     believed by the Adviser to have
                                     potential for superior growth and, as
                                     a secondary objective, income, but
                                     only when consistent with its primary
                                     objective.
THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC. -- CLASS I
Growth Portfolio                     Seeks long-term capital appreciation    Morgan Stanley Investment
                                     by investing primarily in               Management Inc.
                                     growth-oriented equity securities of
                                     large-capitalization companies.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


GOOD ORDER


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Underlying Funds affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.

CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife USA and the Separate Account, as well as individual Contract Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                    PREMIER ADVISERS III (SERIES II) ANNUITY
                                   ISSUED BY

                         METLIFE INSURANCE COMPANY USA
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2015
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 for Premier Advisers III (Series II) Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -- SERIES II
     Invesco V.I. Diversified Dividend Fund
     Invesco V.I. Government Securities Fund
     Invesco V.I. S&P 500 Index Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Variable Global High Yield Bond Portfolio
MET INVESTORS SERIES TRUST
     Clarion Global Real Estate Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Mid Cap Value Portfolio -- Class A
     Invesco Small Cap Growth Portfolio -- Class B

     JPMorgan Small Cap Value Portfolio -- Class A
     MFS(R) Emerging Markets Equity Portfolio -- Class A
     MFS(R) Research International Portfolio -- Class B
     Morgan Stanley Mid Cap Growth Portfolio -- Class A
     Oppenheimer Global Equity Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
METROPOLITAN SERIES FUND
     BlackRock Bond Income Portfolio -- Class B
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Money Market Portfolio -- Class A
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class D
     T. Rowe Price Large Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class B MORGAN STANLEY VARIABLE INVESTMENT SERIES -- CLASS Y
     The Multi Cap Growth Portfolio
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. -- CLASS I

     Growth Portfolio

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate The Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:



     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7 years+                                      0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7 years+                                      0%

(4) We do not assess this charge if the Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.40% and a maximum administrative expense charge of 0.15% on all contracts. In addition, for optional features there is a 0.15% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB

Rider is 0.75%. Below is a summary of the charges that may apply, depending on the death benefit and optional features you select:


Mortality and Expense Risk Charge*.............................................   1.40%
Administrative Expense Charge..................................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED.......   1.55%
Optional E.S.P. Charge.........................................................   0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED................   1.70%
Optional GMAB Charge...........................................................   0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED..................   2.05%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED(5).........   2.20%
Optional GMWB I Charge.........................................................   1.00%(6)
Optional GMWB II Charge........................................................   1.00%(6)
Optional GMWB III Charge.......................................................   0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED................   2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...............   2.55%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..............   1.80%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..........   2.70%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.........   2.70%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED........   1.95%

------------
* We will waive a portion of the Mortality and Expense Risk Charge equal to the amount, if any, by which the Underlying Fund expenses exceed: 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio - Class B; 1.13% for the Subaccount investing in the MFS(R) Research International Portfolio - Class B; 0.62% for the Subaccount investing in the Oppenheimer Global Equity Portfolio - Class A; 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio - Class B; 0.84% for the Subaccount investing in the Invesco Comstock Portfolio - Class B; and 1.21% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio - Class B.

(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with a reset feature (See "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2014 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-599-9460.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.37%       1.12%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series I++........    0.56%          --          0.27%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------- -------------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS (INVESCO
 VARIABLE INSURANCE FUNDS)
 Invesco V.I. Comstock Fund -- Series I++........      --          0.83%         0.05%         0.78%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Invesco V.I. Diversified Dividend Fund --
  Series II......................................    0.49%     0.25%            0.24%
 Invesco V.I. Government Securities Fund --
  Series II......................................    0.47%     0.25%            0.31%
 Invesco V.I. S&P 500 Index Fund --
  Series II......................................    0.12%     0.25%            0.29%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................    0.55%     0.25%            0.08%
 Mid Cap Portfolio...............................    0.55%     0.25%            0.08%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio......................................    0.75%       --             0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio......................................    0.75%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio......................................    0.65%       --             0.07%
 ClearBridge Variable Small Cap Growth
  Portfolio......................................    0.75%       --             0.07%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio.................................    0.70%       --             0.11%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A........................................    0.59%       --             0.05%
 Invesco Comstock Portfolio -- Class B...........    0.56%     0.25%            0.02%
 Invesco Mid Cap Value Portfolio --
  Class A........................................    0.64%       --             0.05%
 Invesco Small Cap Growth Portfolio --
  Class B........................................    0.84%     0.25%            0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A........................................    0.77%       --             0.05%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A........................................    0.86%       --             0.15%
 MFS(R) Research International Portfolio --
  Class B........................................    0.69%     0.25%            0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................    0.64%       --             0.05%
 Oppenheimer Global Equity Portfolio --
  Class A++......................................    0.66%       --             0.08%
 Oppenheimer Global Equity Portfolio --
  Class B........................................    0.66%     0.25%            0.08%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%            0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%            0.02%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class B........................................    0.32%     0.25%            0.03%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --             0.02%
 BlackRock Money Market Portfolio --
  Class A........................................    0.34%       --             0.03%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%            0.05%
 MFS(R) Value Portfolio -- Class D...............    0.70%     0.10%            0.02%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%            0.03%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Invesco V.I. Diversified Dividend Fund --
  Series II...................................... 0.01%            0.99%     0.01%             0.98%
 Invesco V.I. Government Securities Fund --
  Series II......................................   --             1.03%       --              1.03%
 Invesco V.I. S&P 500 Index Fund --
  Series II......................................   --             0.66%       --              0.66%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................   --             0.88%       --              0.88%
 Mid Cap Portfolio...............................   --             0.88%       --              0.88%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio......................................   --             0.80%     0.00%             0.80%
 ClearBridge Variable Large Cap Growth
  Portfolio......................................   --             0.85%     0.00%             0.85%
 ClearBridge Variable Large Cap Value
  Portfolio......................................   --             0.72%     0.00%             0.72%
 ClearBridge Variable Small Cap Growth
  Portfolio......................................   --             0.82%     0.00%             0.82%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio.................................   --             0.81%     0.00%             0.81%
MET INVESTORS SERIES TRUST
 Clarion Global Real Estate Portfolio --
  Class A........................................   --             0.64%       --              0.64%
 Invesco Comstock Portfolio -- Class B...........   --             0.83%     0.02%             0.81%
 Invesco Mid Cap Value Portfolio --
  Class A........................................ 0.04%            0.73%     0.02%             0.71%
 Invesco Small Cap Growth Portfolio --
  Class B........................................   --             1.12%     0.01%             1.11%
 JPMorgan Small Cap Value Portfolio --
  Class A........................................ 0.02%            0.84%     0.09%             0.75%
 MFS(R) Emerging Markets Equity Portfolio --
  Class A........................................   --             1.01%     0.02%             0.99%
 MFS(R) Research International Portfolio --
  Class B........................................   --             1.01%     0.06%             0.95%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class A...........................   --             0.69%     0.01%             0.68%
 Oppenheimer Global Equity Portfolio --
  Class A++......................................   --             0.74%     0.06%             0.68%
 Oppenheimer Global Equity Portfolio --
  Class B........................................   --             0.99%     0.06%             0.93%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --             0.84%       --              0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................   --             0.74%       --              0.74%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class B........................................   --             0.60%     0.00%             0.60%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.71%     0.06%             0.65%
 BlackRock Money Market Portfolio --
  Class A........................................   --             0.37%     0.02%             0.35%
 MFS(R) Total Return Portfolio -- Class F........   --             0.80%       --              0.80%
 MFS(R) Value Portfolio -- Class D...............   --             0.82%     0.14%             0.68%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................   --             0.88%     0.02%             0.86%

                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                   FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B........    0.59%     0.25%            0.06%
MORGAN STANLEY VARIABLE INVESTMENT
 SERIES -- CLASS Y
 The Multi Cap Growth Portfolio.............    0.42%     0.25%            0.15%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. --
 CLASS I
 Growth Portfolio...........................    0.50%     --             0.35%



                                                               TOTAL       FEE WAIVER    NET TOTAL
                                                ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                               AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- -------------- ----------- --------------- -----------
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B........      --          0.90%     0.04%             0.86%
MORGAN STANLEY VARIABLE INVESTMENT
 SERIES -- CLASS Y
 The Multi Cap Growth Portfolio.............      --          0.82%       --              0.82%
THE UNIVERSAL INSTITUTIONAL FUNDS, INC. --
 CLASS I
 Growth Portfolio...........................      --          0.85%     0.05%             0.80%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-599-9460 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


           UNDERLYING FUND                    INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
------------------------------------ ------------------------------------- ------------------------------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
Invesco V.I. Comstock Fund --        Seeks capital growth and income       Invesco Advisers, Inc.
 Series I++                          through investments in equity
                                     securities, including common stocks,
                                     preferred stocks and securities
                                     convertible into common and
                                     preferred stocks.
Invesco V.I. Diversified Dividend    Seeks to provide reasonable current   Invesco Advisers, Inc.
 Fund -- Series II                   income and long-term growth of
                                     income and capital.
Invesco V.I. Government Securities   Seeks total return, comprised of      Invesco Advisers, Inc.
 Fund -- Series II                   current income and capital
                                     appreciation.

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
Invesco V.I. S&P 500 Index Fund --     Seeks to provide investment results       Invesco Advisers, Inc.
 Series II                             that, before expenses, correspond to
                                       the total return (i.e., the combination
                                       of capital changes and income) of the
                                       Standard & Poor's(R) 500 Composite
                                       Stock Price Index.
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                Seeks long-term capital appreciation.     Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.
Mid Cap Portfolio                      Seeks long-term growth of capital.        Fidelity Management & Research
                                                                                 Company
                                                                                 Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary             LLC
                                       objective.                                Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Variable Global High     Seeks to maximize total return.           Legg Mason Partners Fund Advisor,
 Yield Bond Portfolio                                                            LLC
                                                                                 Subadvisers: Western Asset
                                                                                 Management Company; Western
                                                                                 Asset Management Company
                                                                                 Limited; Western Asset Management
                                                                                 Company Pte. Ltd.
MET INVESTORS SERIES TRUST
Clarion Global Real Estate             Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
Invesco Comstock Portfolio --          Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   MetLife Advisers, LLC
 Class A                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
Invesco Small Cap Growth                   Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value                   Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: J.P. Morgan Investment
                                                                                    Management Inc.
MFS(R) Emerging Markets Equity             Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Research International              Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: Massachusetts Financial
                                                                                    Services Company
Morgan Stanley Mid Cap Growth              Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: Morgan Stanley
                                                                                    Investment Management Inc.
Oppenheimer Global Equity                  Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class A++                                                             Subadviser: OppenheimerFunds, Inc.
Oppenheimer Global Equity                  Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: OppenheimerFunds, Inc.
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class B                      by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income       Inc.
                                           is a secondary objective.
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class E++                    by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income       Inc.
                                           is a secondary objective.
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --         Seeks a competitive total return         MetLife Advisers, LLC
 Class B                                   primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --        Seeks a high level of current income     MetLife Advisers, LLC
 Class A                                   consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   MetLife Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class D          Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           MetLife Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B                                   capital.                                 Management Company

           UNDERLYING FUND                     INVESTMENT OBJECTIVE           INVESTMENT ADVISER/SUBADVISER
------------------------------------ --------------------------------------- ------------------------------
MORGAN STANLEY VARIABLE INVESTMENT
 SERIES -- CLASS Y
The Multi Cap Growth Portfolio       Seeks, as a primary objective, growth   Morgan Stanley Investment
                                     of capital through investments in       Management Inc.
                                     common stocks of companies
                                     believed by the Adviser to have
                                     potential for superior growth and, as
                                     a secondary objective, income, but
                                     only when consistent with its primary
                                     objective.
THE UNIVERSAL INSTITUTIONAL FUNDS,
 INC. -- CLASS I
Growth Portfolio                     Seeks long-term capital appreciation    Morgan Stanley Investment
                                     by investing primarily in               Management Inc.
                                     growth-oriented equity securities of
                                     large-capitalization companies.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


GOOD ORDER


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Underlying Funds affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.

CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife USA and the Separate Account, as well as individual Contract Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

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